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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                            Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Growth Shares
           Schedule of Investments  3/31/2007

Shares                                                       Value

           COMMON STOCKS - 100.0 %
           Energy - 4.9 %
           Integrated Oil & Gas - 4.9 %
131,900    ConocoPhillips                                 $9,015,365
118,900    Repsol SA (A.D.R.) (b)                          3,987,906
102,900    USX-Marathon Group, Inc.                        10,169,607
                                                          $23,172,878
           Total Energy                                   $23,172,878
           Capital Goods - 12.5 %
           Aerospace & Defense - 5.4 %
107,100    Honeywell International, Inc.                  $4,933,026
76,600     L-3 Communications Holdings, Inc.               6,700,202
217,000    United Technologies Corp.                       14,105,000
                                                          $25,738,228
           Construction & Farm Machinery & Heavy Trucks - 1.1 %
75,300     Caterpillar, Inc.                              $5,047,359
           Industrial Conglomerates - 6.0 %
159,600    3M Co.                                         $12,198,228
467,700    General Electric Co.                            16,537,872
                                                          $28,736,100
           Total Capital Goods                            $59,521,687
           Consumer Durables & Apparel - 1.9 %
           Footwear - 1.9 %
83,200     Nike, Inc.                                     $8,840,832
           Total Consumer Durables & Apparel              $8,840,832
           Consumer Services - 1.4 %
           Hotels, Resorts & Cruise Lines - 1.4 %
139,000    Carnival Corp.                                 $6,513,540
           Total Consumer Services                        $6,513,540
           Media - 1.5 %
           Movies & Entertainment - 1.5 %
177,450    Viacom, Inc. (Class B) *                       $7,294,970
           Total Media                                    $7,294,970
           Retailing - 6.3 %
           Apparel Retail - 4.4 %
161,100    Abercrombie & Fitch Co.                        $12,192,048
334,600    TJX Companies, Inc.                             9,020,816
                                                          $21,212,864
           Home Improvement Retail - 1.9 %
244,600    Home Depot, Inc.                               $8,986,604
           Total Retailing                                $30,199,468
           Food & Drug Retailing - 4.0 %
           Drug Retail - 2.9 %
414,400    CVS Corp.                                      $14,147,616
           Food Retail - 1.1 %
291,281    Winn-Dixie Stores, Inc. * (b)                  $5,141,110
           Total Food & Drug Retailing                    $19,288,726
           Food, Beverage & Tobacco - 3.9 %
           Soft Drinks - 0.7 %
28,700     Fomento Economico Mexicano SA de C.V. (A.D.R.) $3,168,193
           Tobacco - 3.2 %
174,100    Altria Group, Inc.                             $15,287,721
           Total Food, Beverage & Tobacco                 $18,455,914
           Household & Personal Products - 3.6 %
           Household Products - 3.6 %
272,500    Procter & Gamble Co.                           $17,211,100
           Total Household & Personal Products            $17,211,100
           Health Care Equipment & Services - 5.7 %
           Health Care Equipment - 4.5 %
140,400    Biomet, Inc.                                   $5,965,596
683,506    Boston Scientific Corp. *                       9,938,177
115,700    Medtronic, Inc.                                 5,676,242
                                                          $21,580,015
           Managed Health Care - 1.2 %
125,000    Aetna, Inc.                                    $5,473,750
           Total Health Care Equipment & Services         $27,053,765
           Pharmaceuticals & Biotechnology - 13.0 %
           Biotechnology - 3.1 %
85,600     Amgen, Inc. *                                  $4,783,328
129,200    Gilead Sciences, Inc. *                         9,883,800
                                                          $14,667,128
           Pharmaceuticals - 9.9 %
303,100    Bristol-Myers Squibb Co.                       $8,414,056
252,400    Eli Lilly & Co.                                 13,556,404
185,800    Johnson & Johnson                               11,196,308
385,428    Teva Pharmaceutical Industries, Ltd. (A.D.R.)   14,426,570
                                                          $47,593,338
           Total Pharmaceuticals & Biotechnology          $62,260,466
           Diversified Financials - 7.1 %
           Asset Management & Custody Banks - 3.3 %
84,600     Franklin Resources, Inc.                       $10,222,218
59,400     Legg Mason, Inc.                                5,596,074
                                                          $15,818,292
           Consumer Finance - 2.5 %
210,600    American Express Co.                           $11,877,840
           Investment Banking & Brokerage - 1.3 %
73,100     Merrill Lynch & Co., Inc.                      $5,970,077
           Total Diversified Financials                   $33,666,209
           Software & Services - 9.0 %
           Internet Software & Services - 1.6 %
244,100    Yahoo!, Inc. * (b)                             $7,637,889
           Systems Software - 7.4 %
297,400    Macrovision Corp. *                            $7,449,870
827,500    Microsoft Corp.                                 23,062,425
278,400    Oracle Corp. *                                  5,047,392
                                                          $35,559,687
           Total Software & Services                      $43,197,576
           Technology Hardware & Equipment - 15.8 %
           Communications Equipment - 13.9 %
882,600    Cisco Systems, Inc. *                          $22,532,778
646,900    Corning, Inc. *                                 14,710,506
94,113     F5 Networks, Inc. *                             6,275,455
638,100    Juniper Networks, Inc. *                        12,557,808
578,800    Motorola, Inc.                                  10,227,396
                                                          $66,303,943
           Computer Hardware - 1.9 %
512,740    Palm, Inc. * (b)                               $9,295,976
           Total Technology Hardware & Equipment          $75,599,919
           Semiconductors - 8.0 %
           Semiconductors - 8.0 %
144,100    Broadcom Corp. * (b)                           $4,621,286
478,100    Intel Corp.                                     9,146,053
526,600    Marvell Technology Group, Ltd. *                8,852,146
521,500    Texas Instruments, Inc.                         15,697,150
                                                          $38,316,635
           Total Semiconductors                           $38,316,635
           Utilities - 1.4 %
           Independent Power Producer & Energy Traders - 1.4 %
105,700    TXU Corp.                                      $6,775,370
           Total Utilities                                $6,775,370
           TOTAL COMMON STOCKS
           (Cost  $435,983,609)                           $477,369,055

           TEMPORARY CASH INVESTMENTS - 5.7 %
           Security Lending Collateral - 5.7 %
  27,487,34Securities Lending Investment Fund, 5.26%      $27,487,340
           TOTAL TEMPORARY CASH INVESTMENT                $27,487,340
           (Cost  $27,487,340)
           TOTAL INVESTMENT IN SECURITIES-105.7%          $504,856,395
           (Cost  $463,470,949) (a)
           OTHER ASSETS AND LIABILITIES-(5.7)%            $(27,392,230)
           TOTAL NET ASSETS-100.0%                        $477,464,165

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $470,141,550 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$61,635,357

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (26,920,512)

           Net unrealized gain                            $34,714,845

(b)        At March 31, 2007, the following securities were out on loan:
Shares                        Security                       Value
142,659    Broadcom Corp. *                               $4,575,074
507,613    Palm, Inc. *                                    9,203,024
96,700     Repsol SA (A.D.R.)                              3,243,318
118,468    Winn-Dixie Stores, Inc. *                       2,090,960
241,659    Yahoo!, Inc. *                                  7,561,510
           Total                                          $26,673,886



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.